OTHER INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OTHER INCOME
Gains recognized in earnings	$ 43	$ 126
Gains (losses) on inventory valuation	(10)	(25)
Short-term commodity risk management	(198)	49
Investment and interest income	64	94
Insurance proceeds	69	96
Other	1	50
Total other income	$ (31)	$ 390